Earnings Per Share	12 Months Ended
Dec. 31, 2021
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Earnings Per Share
14	EARNINGS PER SHARE

(a)	Basic earnings per share
The calculation of basic earnings per share for the year ended December 31, 2021 is based on the profit attributable to equity shareholders of the Company of RMB116,148 million (2020: RMB107,843 million; 2019: RMB106,641 million) and the weighted average number of 20,475,482,897 shares (2020: 20,475,482,897 shares; 2019: 20,475,482,897 shares) in issue during the year.

(b)	Diluted earnings per share
For the year ended December 31, 2021, the Group has considered the impact of the following factors when determining its diluted earnings per share:

(i)	Convertible bonds issued by an associate of the Group (“CB”) (note 22);

(ii)	Share options issued by the Company (note 37); and

(iii)	The RMB Shares publicly offered but had yet to be listed on the Shanghai Stock Exchange as of December 31, 2021 (note 42).
Of the above:

(i)
The CB had a dilutive effect on earnings per share for 2021 (2020: anti-dilutive, 2019: dilutive), as the assumed conversion would have decreased the profit attributable to equity shareholders of the Company for 2021 (2020: increased, 2019: decreased).

(ii)
The share options have been outstanding but had no dilutive effect for 2021 (2020: no dilutive effect), since the exercise price of the share options exceeded the average market price of the Company’s ordinary shares on the HKEX during the period the share options were outstanding (2020: exceeded the average market price during the period from grant date to December 31, 2020).

(iii)	For the RMB Shares offered, the offer price was not lower than its fair value during the period from the subscription date to December 31, 2021.

For the year ended December 31, 2021, the calculation of diluted earnings per share is based on the profit attributable to equity shareholders of the Company of RMB116,120 million (2020: RMB107,843 million; 2019: RMB106,050 million) as a result of the assumed conversion of CB and the weighted average number of 20,475,482,897 shares (2020: 20,475,482,897 shares; 2019: 20,475,482,897 shares) in issue during the year.

	2021	2020	2019
	Million	Million	Million
		(Note)
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	116,148	107,843	106,641
Add: changes in share of profit of the associate	308		41
Less: fair value gain and interest income relating to the CB held by the Group, net of tax	(336)		(632)
Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	116,120		106,050

Note: No adjustment to profit has been presented as the related factors are anti-dilutive.